UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:       December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Marathon Asset Management, L.P.
Address:  One Bryant Park, 38th Floor
          New York, New York 10036


13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory L. Florio
Title:    Chief Compliance Officer
Phone:    (212) 381-0159


Signature, Place and Date of Signing:


/s/ Gregory L. Florio          New York, New York            February 17, 2009
--------------------        ------------------------       ---------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  59

Form 13F Information Table Value Total:  $286,656
                                          (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.  Form 13F File Number     Name

1.   028-10683                Marathon Global Equity Master Fund, Ltd.

2.   028-11614                Marathon Special Opportunity Master Fund, Ltd.

3.   028-12819                Marathon Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                   Marathon Asset Management, LLC
                                                          December 31, 2008


COLUMN 1                       COLUMN  2          COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6  COL 7         COLUMN 8

                               TITLE OF                                 SHRS OR  SH/ PUT/   INVSMT    OTHR       VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP       VALUE     PRN AMT  PRN CALL   DSCRTN    MGRS     SOLE      SHARED NONE

AMERICAN AXLE & MFG HLDGS IN   COM                024061103      289     100,000     CALL   SHARED     2        100,000    0    0
BLOCKBUSTER INC                COM                093679108    5,859   4,649,991 SHS        SHARED     2      4,649,991    0    0
CALAMOS GBL DYN INCOME FUND    COM                12811L107      694     120,000 SHS         SOLE     NONE      120,000    0    0
CAPITAL ONE FINL CORP          COM                14040H105    3,189     100,000     PUT     SOLE     NONE      100,000    0    0
CAPITALSOURCE INC              COM                14055X102      462     100,000     CALL   SHARED     1        100,000    0    0
CITIGROUP INC                  COM                172967101    1,008     150,200     CALL   SHARED     3        150,200    0    0
CITIGROUP INC                  COM                172967101    1,288     192,000 SHS         SOLE     NONE      192,000    0    0
COHEN & STEERS SELECT UTIL F   COM                19248A109      810      78,660 SHS         SOLE     NONE       78,660    0    0
COMCAST CORP NEW               CL A               20030N101    1,688     100,000     CALL   SHARED     2        100,000    0    0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR      204412209    6,297     520,000     CALL   SHARED     3        520,000    0    0
CONTINENTAL AIRLS INC          CL B               210795308    1,445      80,000     CALL   SHARED     2         80,000    0    0
CORNING INC                    COM                219350105      953     100,000     CALL   SHARED     1        100,000    0    0
DANVERS BANCORP INC            COM                236442109      776      58,040 SHS         SOLE     NONE       58,040    0    0
DELTA AIR LINES INC DEL        COM NEW            247361702    1,146     100,000     CALL   SHARED     2        100,000    0    0
EMPRESA DIST Y COMERCIAL NOR   SPON ADR           29244A102    4,138   1,034,616 SHS        SHARED     2      1,034,616    0    0
EMPRESA DIST Y COMERCIAL NOR   SPON ADR           29244A102    4,138   1,034,616 SHS        SHARED     3      1,034,616    0    0
FLAGSTONE REINSURANCE HLDGS    SHS                G3529T105   57,155   5,850,000 SHS        SHARED     2      5,850,000    0    0
GENERAL MTRS CORP              DEB SR CV C 33     370442717    7,584   2,370,000 PRN        SHARED     2      2,370,000    0    0
GENERAL MTRS CORP              DEB SR CONV B      370442733    4,976   1,446,600 PRN        SHARED     2      1,446,600    0    0
GENERAL MTRS CORP              SENIOR DEBEN D     370442691    4,093     496,100 PRN        SHARED     2        496,100    0    0
GENWORTH FINL INC              COM CL A           37247D106      467     165,000 SHS         SOLE     NONE      165,000    0    0
GOLDMAN SACHS GROUP INC        COM                38141G104   25,317     300,000     PUT     SOLE     NONE      300,000    0    0
GRUPO FINANCIERO GALICIA S A   SP ADR 10 SH B     399909100    6,109   2,702,877 SHS        SHARED     3      2,702,877    0    0
HUNTSMAN CORP                  COM                447011107    5,982   1,738,887 SHS        SHARED     2      1,738,887    0    0
ISHARES INC                    MSCI JAPAN         464286848      475      50,000 SHS        SHARED     3         50,000    0    0
ISHARES TR                     DJ US REAL EST     464287739   33,507     900,000 SHS        SHARED     2        900,000    0    0
JONES APPAREL GROUP INC        COM                480074103    2,344     400,000 SHS        SHARED     2        400,000    0    0
LIZ CLAIBORNE INC              COM                539320101    1,300     500,000 SHS        SHARED     2        500,000    0    0
MARSHALL & ILSLEY CORP NEW     COM                571837103    1,364     100,000     PUT     SOLE     NONE      100,000    0    0
MERRILL LYNCH & CO INC         COM                590188108    1,164     100,000     CALL   SHARED     1        100,000    0    0
METROGAS INC                   SPON ADR B         591673207       55      57,872 SHS        SHARED     3         57,872    0    0
MFA MTG INVTS INC              COM                55272X102       67      11,300 SHS         SOLE     NONE       11,300    0    0
NCR CORP NEW                   COM                62886E108      800      56,600     PUT     SOLE     NONE       56,600    0    0
NEWALLIANCE BANCSHARES INC     COM                650203102      988      75,000 SHS         SOLE     NONE       75,000    0    0
ORACLE CORP                    COM                68389X105    2,881     162,500     PUT    SHARED     2        162,500    0    0
ORACLE CORP                    COM                68389X105    2,881     162,500     CALL   SHARED     2        162,500    0    0
OWENS CORNING NEW              *W EXP 10/30/201   690742127       82     137,126 SHS        SHARED     2        137,126    0    0
PEOPLES UNITED FINANCIAL INC   COM                712704105    1,070      60,000 SHS         SOLE     NONE       60,000    0    0
PIONEER NAT RES CO             NOTE 2.875% 1/1    723787AH0    6,721   9,500,000 PRN        SHARED     2      9,500,000    0    0
PROSHARES TR                   PSHS REAL ESTAT    74347R552   11,300     222,843 SHS         SOLE     NONE      222,843    0    0
PROSHARES TR                   PSHS ULTRA FINL    74347R743      905     150,000 SHS         SOLE     NONE      150,000    0    0
PROSHARES TR                   PSHS ULTSH 20YRS   74347R297      312       8,275 SHS         SOLE     NONE        8,275    0    0
QUALCOMM INC                   COM                747525103   12,541     350,000     CALL   SHARED     2        350,000    0    0
QUALCOMM INC                   COM                747525103   12,541     350,000     PUT    SHARED     2        350,000    0    0
REGIONS FINANCIAL CORP NEW     COM                7591EP100      756      95,000     PUT    SHARED     2         95,000    0    0
REGIONS FINANCIAL CORP NEW     COM                7591EP100    1,512     190,000     PUT     SOLE     NONE      190,000    0    0
SELECT SECTOR SPDR TR          SBI INT-UTILS      81369Y886    9,580     330,000 SHS         SOLE     NONE      330,000    0    0
SELECT SECTOR SPDR TR          SBI INT-FINL       81369Y605    6,756     300,000     CALL   SHARED     3        300,000    0    0
SMURFIT-STONE CONTAINER CORP   COM                832727101       39     150,000     CALL   SHARED     2        150,000    0    0
SMURFIT-STONE CONTAINER CORP   COM                832727101      352   1,380,772 SHS        SHARED     2      1,380,772    0    0
SPANSION INC                   COM CL A           84649R101      114     600,200     PUT    SHARED     1        600,200    0    0
SPDR TR                        UNIT SER 1         78462F103      510       5,650 SHS        SHARED     2          5,650    0    0
TELECOM ARGENTINA S A          SPON ADR REP B     879273209      669      88,000 SHS        SHARED     3         88,000    0    0
UAL CORP                       COM NEW            902549807    1,102     100,000     CALL   SHARED     2        100,000    0    0
UAL CORP                       COM NEW            902549807    3,316     300,891 SHS        SHARED     2        300,891    0    0
VIRGIN MEDIA INC               COM                92769L101    6,951   1,393,051 SHS        SHARED     2      1,393,051    0    0
WACHOVIA CORP NEW              CONV7.5%PFD CL A   929903219    7,500      10,000 PRN        SHARED     2         10,000    0    0
WYNDHAM WORLDWIDE CORP         COM                98310W108      986     150,000 SHS         SOLE     NONE      150,000    0    0
ZIONS BANCORPORATION           COM                989701107    7,353     300,000     PUT     SOLE     NONE      300,000    0    0


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